Exhibit 99.2 - Schedule 4

Recovco ID	Loan #1	Loan #2	Field	Loan Value	Tape Value
TL2ZRBLPHE2			Total Balance of Junior Lien(s)	$XX	$XX
1VUHCV14IDO			Purpose of Transaction per HUD-1	Cash Out	Refinance
JD3EDUZWVYR			Sales Price (HUD-1 Line 101)	Not Applicable	$XX